Share-Based Compensation (Details) - Schedule of Number of Options Granted to Employees Under the Option Plans - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Schedule of Number of Options Granted to Employees Under the Option Plans [Abstract]
Number of options, granted		97,548,400
Weighted average exercise price, granted		$ 1.81
Weighted average remaining contractual term, granted		9 years 2 months 12 days
Aggregate intrinsic value, granted		$ 434
Number of Options, expired		(27,976,800)
Weighted average exercise price, expired		$ 0.8
Weighted average remaining contractual term, expired		7 years 25 days
Aggregate intrinsic value, expired		$ 4,533
Number of options, ending balance	28,919,600	98,491,200
Weighted average exercise price, ending balance	$ 0.8	$ 1.7
Weighted average remaining contractual term, ending balance	7 years 25 days	9 years 10 months 24 days
Aggregate intrinsic value, ending balance	$ 12	$ 12
Number of Options, exercisable at year end		942,800
Weighted average exercise price, exercisable at year end		$ 70
Weighted average remaining contractual term, exercisable at year end		10 years
Aggregate intrinsic value, exercisable at year end		$ 181